THE ZWEIG FUND, INC.

101 Munson Street

Greenfield, Massachusetts 01301

     November 9, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

The Zweig Fund, Inc.

CIK 0000812090

(File No. 811-04739)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of The Zweig Fund, Inc.

Any questions or comments with respect to this filing may be directed to the undersigned at (860) 263-4799.

Very truly yours,

/s/ William J. Renahan

William J. Renahan

Enclosures

cc:	Stuart H. Coleman, Esq. David C. Mahaffey, Esq.